Basis of Presentation (Details Narrative) - shares			1 Months Ended
	Jun. 09, 2021	Dec. 13, 2018	Jul. 19, 2021	Feb. 21, 2017
Moab Minerals Crop [Member]
IfrsStatementLineItems [Line Items]
Subsidiar owned			1,093,905	1,093,905
Nevada Corp [Member]
IfrsStatementLineItems [Line Items]
Company incorporate				1,093,905
Laws Of Ontario [Member]
IfrsStatementLineItems [Line Items]
Acquired		2,661,881
Vernal Minerals Corp [Member]
IfrsStatementLineItems [Line Items]
Acquired	2,661,881
Lithium Holdings Corp [Member]
IfrsStatementLineItems [Line Items]
Subsidiar owned			1,093,905